Foreign Exchange (Gain) Loss, Net	9 Months Ended
Sep. 30, 2024
Foreign Exchange Gains Losses [Abstract]
Foreign Exchange (Gain) Loss, Net

5. FOREIGN EXCHANGE (GAIN) LOSS, NET

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2024	2023	2024	2023
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt	(71)	28	104	(119)
Other	(37)	31	(3)	20
Unrealized Foreign Exchange (Gain) Loss	(108)	59	101	(99)
Realized Foreign Exchange (Gain) Loss	35	74	(20)	106
	(73)	133	81	7